Transactions and Balances with Related Parties (Details) - Schedule of Recorded Expenses to Executive Officers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Executive Officers [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Recorded Expenses to Executive Officers [Line Items]
Short - term employee benefits	$ 2,066	$ 2,623	$ 2,402
Post-employment benefits	12	11	27
Share based payments	1,346	1,930	1,446
Total	3,424	4,564	3,875
Directors [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Recorded Expenses to Executive Officers [Line Items]
Short - term employee benefits	427	448	323
Share based payments	284	311	478
Total	$ 711	$ 759	$ 801